Revenue from contracts with customers - Receivables and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Accounts receivables, net	$ 146.7	$ 150.9
Current contract liabilities (deferred revenues)	3.0	4.0
Non-current contract liabilities (deferred revenues)	$ 0.0	$ 2.4